Income Taxes - Summary of Income Tax Provision (Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current
Federal	$ (53)
State	52
Total current tax provision	(1)
Deferred
Federal	3,441	$ 0
State	622	(298)
Net deferred tax expense (benefit)	4,063	(298)
Change in valuation allowance	1
Total tax benefit	$ 4,063	$ (298)